CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Earnings	CAD 352	CAD 423	CAD 1,699	CAD 202
Other comprehensive income/(loss), net of tax
Change in unrealized gains/(loss) on cash flow hedges	(234)	285	(677)	(220)
Change in unrealized gains/(loss) on net investment hedges	(23)	80	371	(346)
Other comprehensive income/(loss) from equity investees	1	13	(1)	22
Reclassification to earnings of realized cash flow hedges	21	19	11	10
Reclassification to earnings of unrealized cash flow hedges	5	(6)	14	(36)
Reclassification to earnings of pension plans and other postretirement benefits (OPEB) amortization amounts	7	9	9	13
Change in foreign currency translation adjustment	61	(304)	(1,316)	1,293
Other comprehensive income/(loss), net of tax	(162)	96	(1,589)	736
Comprehensive income	190	519	110	938
Comprehensive loss attributable to noncontrolling interests and redeemable noncontrolling interests	70	171	170	46
Comprehensive income attributable to Enbridge Inc.	260	690	280	984
Preference share dividends	(71)	(70)	(144)	(142)
Comprehensive income attributable to Enbridge Inc. common shareholders	CAD 189	CAD 620	CAD 136	CAD 842